Davis International Fund
An authorized series of
Davis New York Venture Fund, Inc.
Supplement dated September 22, 2025
to the Prospectus dated March 1, 2025
Effective as of November 5, 2025, the description under “Investment Objectives” in the Section titled “Additional Information about Investment Objectives, Principal Strategies, and Principal Risks” on page 11 is replaced with the following:
The investment objective of both Davis Global Fund (“DGF”) and Davis International Fund (“DIF”) (collectively, the “Funds”) is long-term growth of capital. The investment objective of DGF is not a fundamental policy and may be changed by the Board of Directors without a vote of shareholders. The prospectus would be amended prior to any change in DGF’s investment objective and shareholders would be provided at least 30 days’ notice before the change in investment objective was implemented. Effective as of November 5, 2025, DIF’s investment objective is a fundamental policy and may not be changed without a vote of shareholders.

Davis International Fund
An authorized series of
Davis New York Venture Fund, Inc.
Supplement dated September 22, 2025
to the Statement of Additional Information dated March 1, 2025
Effective as of November 5, 2025, the description under “Investment Objectives” in the Section titled “Investment Objectives, Strategies, Risks, and Restrictions” on page 3 is replaced with the following:
The investment objective, principal investment strategies, and the main risks of investing in each Fund are described in the Funds’ prospectus. The investment objective of the Funds is long-term growth of capital. There is no assurance that a Fund will achieve its investment objective. An investment in a Fund may not be appropriate for all investors and short-term investing is discouraged. The investment objective of Davis Global Fund is not a fundamental policy and may be changed by the Board of Directors without a vote of shareholders. The prospectus would be amended prior to any change in Davis Global Fund’s investment objective and shareholders would be provided at least 30 days’ notice before the change in investment objective was implemented. Effective as of November 5, 2025, Davis International Fund’s investment objective is a fundamental policy and may not be changed without a vote of shareholders.
In the discussions that follow, “Fund” applies equally to Davis Global Fund and Davis International Fund, unless the context indicates otherwise.

Effective as of November 5, 2025, the “Investment Restrictions” section, under the description of fundamental investment policies on page 17, is modified to include the following:
Investment Objective. Davis International Fund’s investment objective is long-term growth of capital.